PROPERTY AND EQUIPMENT - Summary of property and equipment, net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 25,960,687		$ 25,960,687		$ 25,464,862	$ 28,250,282
Less: Accumulated depreciation and amortization	(18,611,926)		(18,611,926)		(15,053,466)	(14,597,512)
Property and equipment, net	7,348,761		7,348,761		10,411,396	13,652,770
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	18,611,926		18,611,926		15,053,466	14,597,512
Depreciation and amortization expense	1,102,187	$ 1,247,105	3,566,344	$ 3,538,866	4,785,778	4,377,731	$ 4,733,389
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	8,169,715		8,169,715		8,147,638	2,733,425
Warehouse equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	2,316,665		2,316,665		2,192,471	2,050,032
Computers and small tools
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	1,262,399		1,262,399		1,061,177	989,989
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	85,480		85,480		95,064	95,064
Capital lease asset
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross					0	8,979,516
Property and equipment, net					0	5,040,883
Software development
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	13,938,207		13,938,207		13,608,520	12,567,836
Depreciation and amortization expense	376,212	$ 519,339	1,369,478	$ 1,570,456	2,081,625	1,983,936	$ 2,534,581
Work in progress
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 188,221		$ 188,221		$ 359,992	$ 834,420